Share-based awards	9 Months Ended
Sep. 30, 2024
Share-Based Payment Arrangement [Abstract]
Share-based awards	Share-based awards
Share Options

The following table summarizes option activity for the nine months ended September 30, 2024:

	Options Outstanding Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life
Outstanding at December 31, 2023	902,806	$142.96	4.42
Granted	68,380	$325.51
Exercised	(275,805)	$117.37
Forfeited	(17,341)	$239.54
Outstanding at September 30, 2024	678,040	$169.30	4.29
Exercisable at September 30, 2024	461,732	$133.30	3.48
The Company issues ordinary shares for all options exercised. The total amount of fully vested share options which remained outstanding at September 30, 2024 was 461,732. Fully vested share options at September 30, 2024 have an average remaining contractual term of 3.48 years and an average exercise price of $133.30.

Fair value of Stock Options Assumptions

The weighted average fair value of options granted during the nine months ended September 30, 2024 and September 30, 2023 was calculated using the Black-Scholes option pricing model. The weighted average grant date fair values and assumptions used were as follows:

	Nine Months Ended
	September 30, 2024	September 30, 2023
Weighted average grant date fair value	$115.76	$85.12
Assumptions:
Expected volatility	36%	33%
Dividend yield	—%	—%
Risk-free interest rate	4.20%	4.18%
Expected life	4.3 years	5 years

Expected volatility is based on the historical volatility of our common stock over a period equal to the expected term of the options; the expected life represents the weighted average period of time that options granted are expected to be outstanding given consideration to vesting schedules and our historical experience of past vesting and termination patterns. The risk-free rate is based on the U.S. government zero-coupon bonds yield curve in effect at time of the grant for periods corresponding with the expected life of the option.

Restricted Share Units and Performance Share Units

On April 23, 2013, the Company adopted the 2013 Employees Restricted Share Unit and Performance Share Unit Plan (the "2013 RSU Plan") pursuant to which the Compensation and Organization Committee of the Company's Board of Directors may select any employee, or any Director holding a salaried office or employment with the Company, or a subsidiary to receive an award under the plan. On May 11, 2015, the 2013 RSU Plan was amended and restated in order to increase the number of shares that can be issued under the 2013 RSU Plan by 2.5 million shares. The shares are awarded at par value and vest over a service period. Awards under the 2013 RSU Plan may be settled in cash or shares at the option of the Company. No awards may be granted under the 2013 RSU Plan after May 11, 2025.

On April 30, 2019, the Company approved the 2019 Consultants and Directors Restricted Share Unit Plan (the “2019 Consultants RSU Plan”), which was effective as of May 16, 2019, pursuant to which the Compensation and Organization Committee of the Company’s Board of Directors may select any consultant, adviser or non-executive Director retained by the Company, or a subsidiary to receive an award under the plan. 250,000 ordinary shares have been reserved for issuance under the 2019 Consultants RSU Plan. The awards are at par value and vest over a service period. Awards granted to non-executive directors vest over twelve months. No awards may be granted under the 2019 Consultants RSU Plan after May 16, 2029.

    The Company has awarded RSUs and PSUs to certain key individuals of the Group. The following table summarizes RSU and PSU activity for the nine months ended September 30, 2024:

	PSU Outstanding Number of Shares	PSU Weighted Average Grant Date Fair Value	RSU Outstanding Number of Shares	RSU Weighted Average Grant Date Fair Value
Outstanding at December 31, 2023	105,256	$226.29	621,011	$218.27
Granted	48,626	$325.51	245,750	$318.49
Shares vested	(9,975)	$177.38	(115,570)	$221.85
Forfeited	(94,178)	$262.66	(62,360)	$233.79
Outstanding at September 30, 2024	49,729	$264.25	688,831	$251.87

The fair value of PSUs vested for the nine months ended September 30, 2024 totaled $1.8 million (2023: $7.5 million).

The fair value of RSUs vested for the nine months ended September 30, 2024 totaled $25.6 million (2023: $33.3 million).
The PSUs vest based on service and specified EPS targets over the periods 2022 - 2024, 2023 - 2025 and 2024 - 2026. Depending on the amount of EPS from 2022 to 2026, up to an additional 96,105 PSUs may also be granted.

Stock compensation expense

Stock compensation expense for the three and nine months ended September 30, 2024 and September 30, 2023 has been allocated as follows:

	Three Months Ended		Nine Months Ended
	September 30, 2024	September 30, 2023	September 30, 2024	September 30, 2023
	(in thousands)
Direct costs	$7,745	$6,637	$21,765	$18,725
Selling, general and administrative	5,293	9,828	19,418	29,097
Total	$13,038	$16,465	$41,183	$47,822